Current and long-term debt - $157.5 million sale and leaseback (Details)	1 Months Ended
	Oct. 31, 2018 USD ($) tanker	Aug. 31, 2018	Jul. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,541,678,000	$ 2,415,326,000
Minimum ratio for fair value of vessels		115.00%
$157.5 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 157,500,000			$ 157,500,000
Sale leaseback transaction, term	7 years
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	115.00%
$157.5 Million Lease Financing | Bottom of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			3 years
$157.5 Million Lease Financing | Top of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			7 years
$157.5 Million Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.00%
STI San Antonio, STI Benicia, STI St. Charles, STI Yorkville, STI Mayfair and STI Duchessa | MR | Vessels | $157.5 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	6
Periodic payment per vessel	$ 500,000
STI Alexis | LR2 | Vessels | $157.5 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	1
Periodic payment per vessel	$ 600,000
Consolidated Liquidity Requirement - Scenario One | $157.5 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000
Consolidated Liquidity Requirement - Scenario Two | $157.5 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000